Additional Financial Information of Parent Company - Financial Statements Schedule I	12 Months Ended
Dec. 31, 2017
Additional Financial Information of Parent Company - Financial Statements Schedule I

Additional Financial Information of Parent Company – Financial Statements Schedule I

Under PRC regulations, foreign-invested companies in China may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries and VIEs are required to set aside at least 10% of their respective accumulated profits each year, if any, to fund general reserve funds unless such reserve funds have reached 50% of its respective registered capital. These reserves are not distributable in the form of cash dividends to the Company. In addition, the share capital of the Company’s PRC subsidiaries and VIEs are considered restricted due to restrictions on the distribution of share capital.

The following Schedule I has been provided pursuant to the requirements of Rules 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of the Company’s PRC subsidiaries and VIEs which may not be transferred to the Company in the forms of loans, advances or cash dividends without the consent of PRC government authorities as of December 31, 2017, was more than 25% of the Company’s consolidated net assets as of December 31, 2017.

a) Condensed balance sheets (Amount in Thousands, Except Shares Data)

	As of December 31
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents	364,864	612,867	94,196
Due from subsidiaries and VIEs	504,907	93,740	14,408
Other current assets	32,822	16,144	2,481
Total current assets	902,593	722,751	111,085
Investment in subsidiaries and VIEs	3,000,711	4,212,127	647,392
Non-current deferred tax assets	2,795	1,368	210
Other non-current assets	694	650	101
TOTAL ASSETS	3,906,793	4,936,896	758,788
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities
Convertible notes	—	487,973	75,000
Other current liabilities	10,443	13,660	2,100
Total current liabilities	10,443	501,633	77,100
Convertible notes	555,440	—	—
Other non-current liabilities	8,773	6,003	918
Total liabilities	574,656	507,636	78,018
Shareholders’ equity
Class A ordinary shares (US$0.0005 par value): 91,394,900 shares authorized, 21,003,533 shares issued and 19,716,328 shares outstanding as of December 31, 2016 and 20,235,183 shares issued and 20,094,704 shares outstanding as of December 31, 2017	70	67	10
Class B ordinary shares (US$0.0005 par value): 8,605,100 shares authorized, 8,515,000 shares issued and outstanding as of December 31, 2016 and 8,465,000 shares issued and outstanding as of December 31, 2017	29	29	5
Treasury stock (1,287,205 ordinary shares as of December 31, 2016 and 140,479 ordinary shares as of December 31, 2017)	(130,439)	(40,267)	(6,190)
Additional paid-in capital	1,226,216	1,372,838	211,001
Retained earnings	2,241,694	2,883,169	443,135
Accumulated other comprehensive income	(5,433)	213,424	32,809
Total shareholders’ equity	3,332,137	4,429,260	680,770
TOTAL LIABILITIES AND SHAREHOLERS’ EQUITY	3,906,793	4,936,896	758,788

b) Condensed statement of operations (Amount in Thousands, Except Shares Data)

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating cost and expenses
Compensation and benefits	10,979	9,828	8,819	1,355
Selling expenses	374	90	34	5
General and administrative expenses	10,549	4,368	2,407	370
Total operating cost and expenses	21,902	14,286	11,260	1,730
Loss from operations	21,902	14,286	11,260	1,730
Other income (expenses):
Interest income	8,336	10,413	1,485	228
Interest expense	(16,050)	(19,289)	(20,858)	(3,206)
Investment income	25,507	—	886	136
Other income (expenses)	113	(969)	5,940	913
Total other income (expense)	17,906	(9,845)	(12,547)	(1,929)
Income before taxes and income from equity in subsidiaries and VIEs	(3,996)	(24,131)	(23,807)	(3,659)
Income tax expenses/(benefit)	3,524	3,299	(4,481)	(689)
Income from equity in affiliates	—	1,394	17,779	2,735
Equity in profit of subsidiaries and VIEs	536,297	663,267	773,432	118,874
Net income attributable to Noah shareholders	535,825	643,829	762,923	117,261

c) Condensed statement of comprehensive income (Amount in Thousands, Except Shares Data)

	Years Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Net income	535,825	643,829	762,923	117,261
Other comprehensive income, net of tax				—
Change in cumulative foreign currency translation adjustment	4,882	19,324	(33,845)	(5,204)
Fair value fluctuation of available-for-sale investment (Note 4)	718	(4,710)	250,425	38,490
Fair value fluctuation of available-for-sale investment of affiliates	—	1,709	2,281	351
Other comprehensive income	5,600	16,323	218,861	33,637
Comprehensive income attributable to Noah Holdings Ltd. shareholders	541,425	660,152	981,784	150,898

d) Condensed statements of cash flows (Amount in Thousands, Except Shares Data)

	Years ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cash flows from operating activities:
Net income attributable to Noah shareholders	535,825	643,829	762,923	117,261
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	10,979	9,828	8,819	1,353
Gain from equity in subsidiaries and VIEs	(536,297)	(663,267)	(773,432)	(118,874)
Equity in income of affiliates	—	—	(17,779)	(2,735)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	(319,184)	39,012	335,064	51,501
Other current assets	(5,774)	(1,722)	16,721	2,570
Deferred tax assets	(576)	940	1,427	219
Uncertain tax position liabilities	(4,804)	—	—	—
Other current liabilities	7,942	(4,857)	3,217	494
Other non-current liabilities	1,822	(1,091)	(2,768)	(425)
Net cash (used in) provided by operating activities	(310,067)	22,672	334,192	51,364
Cash flows from investing activities:
Investment in subsidiaries and VIEs	(7,852)	—	—	—
Increase in investment in affiliates	(22,672)	(27,702)	(16,962)	(2,607)
Net cash used in investing activities	(30,524)	(27,702)	(16,962)	(2,607)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	4,351	4,539	19,692	3,027
Share repurchase	(44,586)	(12,602)	(31,288)	(4,809)
Proceeds from convertible notes	518,224	—	—	—
Net cash provided by (used in) financing activities	477,989	(8,063)	(11,596)	(1,782)
Effect of exchange rate changes	4,881	56,539	(57,631)	(8,858)
Net increase in cash and cash equivalents	142,279	43,446	248,003	38,117
Cash and cash equivalents—beginning of year	179,139	321,418	364,864	56,079
Cash and cash equivalents—end of year	321,418	364,864	612,867	94,196

e) Notes to condensed financial statements

1.	The condensed financial statements of Noah Holdings Limited have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries and VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the profit of the subsidiaries and VIEs is presented as equity in profit of subsidiaries and VIEs on the statement of operations.

2.	As of December 31, 2016 and 2017, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

3.	Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.